Supplemental Cash Flow Disclosures (Tables)	12 Months Ended
Jan. 31, 2021
Schedule of supplemental cash flow disclosures
	January 31, 2021 $	January 31, 2020 $
Components of cash:
Cash	154,722	2,681,704
Cash – restricted	–	600,000
	154,722	3,281,704

	January 31, 2021 $	January 31, 2020 $	January 31, 2019 $
Supplemental disclosures:
Interest paid	480,636	415,964	473,849
Income tax paid	–	–	–
Non-cash investing and financing activities:
Common shares issued for services	1,351,808	185,129	673,435
Common shares issued for settlement of accounts payable	–	338,064	–
Common shares issued for loan origination fees	–	20,000	–
Common shares issued for conversion of debentures	102,389	261,821	–
Common shares issued as share issue costs	–	1,996,000	–
Common shares issued for asset acquisition	16,666,666	–	7,480,000
Common shares, share purchase options and share purchase warrants issued for asset acquisition	6,252,180	–	–
Units issued for settlement of convertible debentures	–	–	1,668,226
Warrants issued for finder’s fee	103,549	1,001,565	174,813
Beneficial conversion feature related to convertible debentures	–	–	185,753